Convertible Senior Notes, Net (Details) - Schedule of liability and equity components of the convertible notes (Parentheticals) $ in Thousands	Jun. 30, 2021 USD ($)
Schedule of liability and equity components of the convertible notes [Abstract]
Net issuance costs	$ 127
Deferred taxes	$ 447